THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                             INTERMEDIATE BOND FUND




                                     NORTH
                                 COUNTRY FUNDS






                               Semi-Annual Report
                                  May 31, 2002
                                  (Unaudited)


This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.



================================================================================

                            THE NORTH COUNTRY FUNDS
                                  May 31, 2002

                                ECONOMIC SUMMARY
                                ----------------

Gross Domestic Product grew at a 5.6% rate in the first quarter(1), and is likely on track for 4.5% growth in the second quarter. Strength in productivity has allowed profit margins to widen. A combination of economic growth and increased productivity should lead to acceleration in earnings during the balance of the year. However, first quarter growth was boosted by temporary factors, including falling interest rates and energy prices, tax cuts, and mild weather, and there is probably little pent up demand in housing or auto markets. Nevertheless, the seeds of a sustained expansion have been planted and it is evident that Alan Greenspan will do nothing to unsettle this potential growth. Risks remain, particularly as investor confidence continues to be shaken by daily reports of accounting infractions and Wall Street investigations. Consumers have been shaken from an investment perspective, preferring now to put money into residential real estate rather than stocks. But, overall consumer spending remains remarkable robust. Confidence has remained well above levels posted in previous recessions. Inflation has declined sharply. Manufacturers have slashed production, canceled capital spending plans, and reduced payrolls. The reduction in compensation has been so deep that productivity growth has surged in the most recent quarter. Inflation will remain benign for some time, as wage and price contracts will be adjusted downward. While the dollar has peaked, it will take about a year before the import price affects emanating from the deprecation show up in the inflation rate.

All in all, the outlook, though shaky right now, remains positive. Low inflation, low unemployment, and relatively low interest rates point to continued growth in consumer spending. Even though households' net worth has declined sharply since early 2000, it remains well above historical norms of the past two decades. Family wealth was cushioned by the rise in house prices, and the home ownership ratio is at a record high of 68% of all households(2). Moreover, American demographics will continue to be extremely beneficial to long-term expansion.

For the balance of 2002, we expect moderate economic growth in the second half of approximately 4%(3). Employment costs will most likely remain in check, and the unemployment rate should initially rise then gradually drop as the year goes on. The Federal Reserve will likely remain on hold through August, as FOMC members wait to see stability in final demand.


----------
  (1)    U.S. Commerce Department, May 24, 2002
  (2)    Harris Bank Viewpoint for May 2002, page 4
  (3)    Northern Trust U.S. Economic and Interest Rate Outlook, May 2002


--------------------------------------------------------------------------------

                              FIXED INCOME OUTLOOK
                              --------------------

Anxiety has motivated a simultaneous rally in gold and Treasury prices recently. Skittish investors have flocked to Treasuries despite evidence that economic expansion is progressing and the budget deficit is widening. Recent comments from Fed officials suggest that they are in no hurry to raise interest rates. The present low inflation rate environment buys the Fed time to wait until a recovery is assured. Most likely the Fed will not tighten until the unemployment rate starts declining. If the unemployment rate is up again in May, then it would have to decline in both of June and July for the Fed to make a move at the August 13th meeting. Some analysts are now forecasting that the Fed may even wind up waiting a bit longer.

Debt issuers confronting business challenges have little leeway in addressing investor concerns before their bond prices trade like an equity surrogate. Investment grade corporate bond spreads have widened largely due to high profile negative events in the telecommunications sectors. With the steepening of the yield curve, we do not anticipate yields to drift much below current levels or that the recent steepening trend can continue if economic data continues to depict even a modest recovery. At current levels, we see plenty of downside potential from any unexpected signs of economic strength, although we expect there will be some time to wait before substantial flattening begins to occur. This will likely happen when the short-end of the Treasury market leads rather than follows the Fed's eventual move to higher rates.

The rally in U.S. Treasury paper prompted us to evaluate for sale lower yielding short-term holdings in consideration for redeployment in the 3 to 6 year range where, due to the steep yield curve, the opportunity existed to pick up approximately 200 basis points in yield. In addition we have closely monitored the credit ratings of the holdings in the portfolio and have sold issues that were perceived to be candidates for downgrade below investment grade.








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                                      - 2 -

                                 EQUITY OUTLOOK
                                 --------------


The equity markets made a substantial move late last year, as signs of economic strength and an eventual rebound in economic growth caused profit forecasts to rise. Company cost cutting programs have been amazingly effective, and the Fed had remained very accommodating. Nonetheless, the stock market rally has fizzled in comparison with historical norms. In prior recessions, the market bumped along the bottom for a substantial time. After September 11th, it quickly became apparent that the market's reaction to the event was overdone, causing equities to bounce back. A quick spot check of the market P/E ratio shows stocks remain expensive. However, the strong productivity numbers are leading to widening profit margins, which could lead to earnings acceleration later this year. We suspect that an earnings rebound will overcome concerns about the quality of earnings, though valuation concerns may linger. Earnings could begin to recover in the second half of the year. Until we get to that point, it appears that we may still face a period of relatively high volatility in a trendless stock market.

We recently reduced the weighting in the energy sector to a marketweight from an overweight. We raised the weighting to an overweight back when the price of a barrel of oil dropped down to approximately $15. This particular sector has had good relative performance compared to the S&P 500 since that time; however, the slower pace of economic recovery has decreased the relative attractiveness of this defensive sector(4). We raised the weighting in financials from an underweight to a marketweight, as interest rate pressures have not been as threatening as earlier thought, and it appears to be more of a late second half phenomenon. While we understand the risks of rising interest rates and a potential for compression of profit margin, we feel the diversified financial services companies are poised to take advantage of stronger economic growth and increased equity market related activity. We continue to purchase shares of technology companies in order to maintain a marketweight as we feel most of the bad news is reflected in technology share prices.





--------------------------------------------------------------------------------
                                      -3-


(4) Historical market performance is not indicative of future results. Principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain a prospectus containing detailed information about risks, charges and expenses, please call (888) 350-2990. Please read the prospectus carefully before you invest or send money.



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                            THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




                                                                        MARKET
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.09%
AEROSPACE/DEFENSE - 2.54%
     15,500        General Dynamics Corp.                            $ 1,559,300
                                                                     -----------

AUTO & TRUCK PARTS - 1.64%
     22,000        Superior Industries International, Inc.             1,006,720
                                                                     -----------

BANKS - 3.02%
     12,800        Fifth Third Bancorp                                   834,176
     19,500        Wells Fargo & Co.                                   1,021,800
                                                                     -----------
                                                                       1,855,976
                                                                     -----------
BEVERAGES - 2.79%
     12,000        Anheuser-Busch Companies, Inc.                        619,320
     21,000        Pepsico, Inc.                                       1,091,580
                                                                     -----------
                                                                       1,710,900
                                                                     -----------
BUSINESS SERVICES - 3.93%
     23,600        Automatic Data Processing, Inc.                     1,225,312
     15,000        First Data Corp.                                    1,188,000
                                                                     -----------
                                                                       2,413,312
                                                                     -----------
CHEMICALS - 1.86%
     24,000        Ecolab, Inc.                                        1,144,320
                                                                     -----------

COMPUTER/NETWORK PRODUCTS - 3.87%
     92,000+       Cisco Systems, Inc.                                 1,451,760
    128,000+       EMC Corp.                                             928,000
                                                                     -----------
                                                                       2,379,760
                                                                     -----------
CONGLOMERATES - 2.23%
     44,000        General Electric Co.                                1,370,160
                                                                     -----------

CONSUMER PRODUCTS - 4.77%
     24,000        Avon Products, Inc.                                 1,270,800
     18,500        Procter & Gamble Co.                                1,656,675
                                                                     -----------
                                                                       2,927,475
                                                                     -----------
DISTRIBUTION & WHOLESALE - 1.03%
     16,000        Fastenal Co.                                          632,160
                                                                     -----------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




                                                                        MARKET
SHARES                                                                   VALUE
--------------------------------------------------------------------------------



DIVERSIFIED FINANCIAL SERVICES - 7.07%
     25,000        American Express Co.                              $ 1,062,750
     20,533        Citigroup, Inc.                                       886,615
     10,000        Fannie Mae                                            800,100
     11,500        Freddie Mac                                           753,825
     16,500        Household International, Inc.                         843,975
                                                                     -----------
                                                                       4,347,265
                                                                     -----------
EDUCATIONAL SERVICES - 0.34 %
      6,000+       Apollo Group, Inc.- Cl A                              206,880
                                                                     -----------

ELECTRIC UTILITIES-1.75%
     37,000+       Calpine Corp.                                         356,680
     22,500        Duke Energy Corp.                                     720,225
                                                                     -----------
                                                                       1,076,905
                                                                     -----------
ENTERTAINMENT - 2.24%
     60,000        Walt Disney Co.                                     1,374,600
                                                                     -----------

FOOD PRODUCTS - 1.04%
     14,000        General Mills, Inc.                                   637,000
                                                                     -----------

HEALTHCARE DISTRIBUTORS & SERVICES - 1.73%
     16,000        Cardinal Health, Inc.                               1,063,360
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE - 2.29%
     42,000+       Brinker International, Inc.                         1,409,100
                                                                     -----------

INSURANCE - 4.43%
     15,500        American International Group, Inc.                  1,038,035
     15,000        Hartford Financial Services, Inc.                     990,000
     16,000        Nationwide Financial Services, Inc.- Cl A             690,400
                                                                     -----------
                                                                       2,718,435
                                                                     -----------
INVESTMENT SERVICES - 2.06%
     45,500        Charles Schwab Corp.                                  550,095
     17,500        Merrill Lynch & Co., Inc.                             712,425
                                                                     -----------
                                                                       1,262,520
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================



                                      -4-


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                            THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




                                                                        MARKET
SHARES                                                                   VALUE
--------------------------------------------------------------------------------


MEDICAL - DRUGS - 9.81%
     21,500+       Amgen, Inc.                                       $ 1,024,045
     20,000        Bristol-Myers Squibb Co.                              622,400
     18,500+       Forest Labs, Inc.                                   1,365,855
     20,000        Johnson & Johnson                                   1,227,000
     15,000        Merck & Co., Inc.                                     856,500
     27,000        Pfizer, Inc.                                          934,200
                                                                     -----------
                                                                       6,030,000
                                                                     -----------

MEDICAL EQUIPMENT & SUPPLIES - 3.74%
     19,000        Baxter International, Inc.                          1,020,300
     27,700        Medtronic, Inc.                                     1,278,355
                                                                     -----------
                                                                       2,298,655
                                                                     -----------
METALS - 1.02%
     18,000        Alcoa, Inc.                                           629,640
                                                                     -----------

MOTORCYCLES - 1.44%
     16,800        Harley Davidson, Inc.                                 883,344
                                                                     -----------

OIL & GAS PRODUCERS - 7.02%
     38,600        Burlington Resources, Inc.                          1,567,160
     15,200+       Chevron/Texaco Corp.                                1,326,200
     35,500        Exxon Mobil Corp.                                   1,417,515
                                                                     -----------
                                                                       4,310,875
                                                                     -----------
OIL & GAS SERVICES - 0.27%
      3,000        Apache Corp.                                          167,040
                                                                     -----------

RETAIL - 6.80%
     18,750+       Best Buy, Inc.                                        866,250
     21,500        Home Depot, Inc.                                      896,335
     28,500        Target Corp.                                        1,181,325
      9,000        Walgreen Co.                                          344,340
     16,500        Wal-Mart Stores, Inc.                                 892,650
                                                                     -----------
                                                                       4,180,900
                                                                     -----------


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




                                                                        MARKET
SHARES                                                                   VALUE
--------------------------------------------------------------------------------


SCIENTIFIC & TECHNICAL INSTRUMENTS - 2.83%
     24,950        Danahar Corp.                                     $ 1,737,019
                                                                     -----------

SEMICONDUCTORS - 5.73%
     42,000+       Applied Materials, Inc.                               931,560
     46,500        Intel Corp.                                         1,284,330
     35,000        Linear Technology Corp.                             1,303,750
                                                                     -----------
                                                                       3,519,640
                                                                     -----------
SOFTWARE & PROGRAMMING - 3.88%
     25,000+       Microsoft Corp.                                     1,275,250
    140,000+       Oracle Corp.                                        1,106,000
                                                                     -----------
                                                                       2,381,250
                                                                     -----------
TELECOMMUNICATIONS - 4.92%
     60,000+       AT&T Wireless Services, Inc.                          486,600
     22,000        Bell South Corp.                                      732,160
     55,000        Motorola, Inc.                                        879,450
     21,500        Verizon Communications, Inc.                          924,500
                                                                     -----------
                                                                       3,022,710
                                                                     -----------
TOTAL COMMON STOCK
                   (Cost $66,521,832)                                 60,257,221
                                                                     -----------

MONEY MARKET FUNDS - 1.78%
    546,300        Dreyfus Cash Management                               546,300
    546,299        Highmark Diversified                                  546,299
                                                                     -----------

TOTAL MONEY MARKET FUNDS
                   (Cost $1,092,599)                                   1,092,599
                                                                     -----------

TOTAL INVESTMENTS
        (Cost $67,614,431)                        99.87%              61,349,820
Cash and other assets
        less liabilities                           0.13%                  80,284
                                                 ------              -----------

TOTAL NET ASSETS                                 100.00%             $61,430,104
                                                 ======              ===========

______________
+ Non-income producing security.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================



                                      -5-


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                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




PRINCIPAL                                                                MARKET
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------




CORPORATE BONDS - 78.54%
AEROSPACE/DEFENSE - 0.79%
$   200,000   McDonnell Douglas Corp., 6.875%, due 11/1/06           $   211,108
                                                                     -----------

BANKS - 10.05%
    500,000   Bank of America Corp., 4.75%, due 10/15/06                 500,855
    800,000   Chase Manhattan Corp., 6.00%, due 2/15/09                  800,926
    750,000   Citigroup, Inc., 5.00%, due 3/6/07                         752,796
    275,000   J.P. Morgan Chase & Co., 6.50%, due 1/15/09                281,605
    350,000   Nationsbank Corp., 6.60%, due 5/15/10                      357,833
                                                                     -----------
                                                                       2,694,015
                                                                     -----------
BEVERAGES - 2.07%
    300,000   Coca-Cola Co., 5.75%, due 3/15/11                          301,049
    250,000   Pepsico, Inc., 5.70%, due 11/1/08                          252,856
                                                                     -----------
                                                                         553,905
                                                                     -----------
BUILDING MATERIALS - 1.87%
    500,000   Vulcan Materials, 6.00%, due 4/1/09                        502,351
                                                                     -----------

COMPUTERS - 3.67%
  1,000,000   International Business Machines Corp.,
                 5.375%, due 2/1/09                                      985,309
                                                                     -----------

COSMETICS & TOILETRIES - 1.89%
    500,000   Colgate-Palmolive Co., 5.34%, due 3/27/06                  508,028
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES - 16.65%
$   200,000   American General Finance, 6.75%, due 11/15/04          $   212,052
    500,000   Caterpillar Financial Services, 5.60%, due 3/15/06         510,641
    200,000   CIT Group, Inc., 6.50%, due 2/7/06                         199,442
    490,000   Commercial Credit Co., 7.75%, due 3/1/05                   537,120
    500,000   First Union Corp., 7.50%, due 7/15/06                      540,942
    150,000   Ford Motor Credit Co., 6.125%, due 4/28/03                 153,103
    900,000   General Electric Capital Corp., 5.35%, due 3/30/06         916,076
     40,000   General Motors Acceptance Corp., 7.125%, due 5/1/03         41,186
    250,000   General Motors Acceptance Corp., 6.125%, due 1/22/08       250,025
    360,000   General Motors Acceptance Corp., 6.625%, due 1/9/04        373,236
    500,000   Household Finance Corp., 7.875%, due 3/1/07                538,232
    200,000   Household Finance Corp., 6.375%, due 10/15/11              194,593
                                                                     -----------
                                                                       4,466,648
                                                                     -----------
ELECTRIC UTILITIES - 5.03%
    500,000   Jersey Central Power & Lighting, 6.85%, due 11/27/06       523,151
    500,000   National Rural Utilities, 6.20%, due 2/1/08                510,943
    300,000   Potomac Electric Power Co., 6.50%, due 9/15/05             313,870
                                                                     -----------
                                                                       1,347,964
                                                                     -----------
ENTERTAINMENT - 1.89%
    500,000   Walt Disney Co., 5.50%, due 12/29/06                       506,194
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================



                                      -6-


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




PRINCIPAL                                                                MARKET
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------






FOODS - 0.94%
$   250,000   Kraft Foods, Inc., 5.25%, due 6/1/07                   $   252,520
                                                                     -----------

HOME APPLIANCES & TOOLS - 0.39%
    100,000   Maytag Corp., 7.61%, due 3/3/03                            103,332
                                                                     -----------

INVESTMENT SERVICES - 9.27%
    100,000   Bear Stearns Co., 8.75%, due 3/15/04                       107,903
    500,000   Bear Stearns Co., 7.80%, due 8/15/07                       549,191
    300,000   Goldman Sachs Group, Inc., 6.65%, due 5/15/09              310,027
    500,000   Lehman Brothers Holdings, Inc., 7.50%, due 9/1/06          541,944
    166,000   Merrill Lynch & Co., Inc., 6.25%, due 10/15/08             171,710
    300,000   Merrill Lynch & Co., Inc., 6.00%, due 2/17/09              306,322
    500,000   Merrill Lynch & Co., Inc., 5.36%, due 2/1/07               499,844
                                                                     -----------
                                                                       2,486,941
                                                                     -----------
PHARMACEUTICALS - 3.71%
  1,000,000   Bristol-Myers Squibb Co., 5.75%, due 10/1/11               994,469
                                                                     -----------

PUBLISHING - 3.82%
  1,000,000   Gannet Co., 5.50%, due 4/1/07                            1,024,554
                                                                     -----------

RETAIL - 3.44%
    400,000   McDonald's Corp., 5.95%, due 1/15/08                       418,182
    500,000   Target Corp., 5.40%, due 10/1/08                           503,115
                                                                     -----------
                                                                         921,297
                                                                     -----------
TELECOMMUNICATIONS - 10.50%
    565,000   Ameritech, 6.15%, due 1/15/08                              582,021
    300,000   GTE of California, 6.75%, due 3/15/04                      313,499
    500,000   GTE Northwest, Inc., 5.55%, due 10/15/08                   484,809
    600,000   SBC Communications, Inc., 5.75%, due 5/2/06                616,751
    500,000   Southwestern Bell Telephone Co.,
                6.60%, due 11/15/02                                      531,041
    300,000   Verizon Pennsylvania, 6.00%, due 11/15/11                  285,588
                                                                     -----------
                                                                       2,813,709
                                                                     -----------
TRANSPORTATION - 2.56%
    500,000   Carnival Corp., 6.15%, due 4/15/08                         484,448
    200,000   United Parcel Service, 5.50%, due 8/15/06                  201,213
                                                                     -----------
                                                                         685,661
                                                                     -----------

TOTAL CORPORATE BONDS
              (Cost $20,670,672)                                      21,058,005
                                                                     -----------

U.S. GOVERNMENT SECURITIES - 19.83%
GOVERNMENT AGENCIES - 9.00%
    300,000   FHLB, 6.00%, due 2/5/07                                    307,360
    176,014   FHLB, 6.50%, due 11/1/08                                   184,098
    500,000   FHLB, 6.00%, due 1/9/09                                    510,725
    182,361   FNMA, 6.50%, due 11/1/08                                   190,427
    400,000   FNMA, 6.42%, due 3/9/09                                    413,179
    300,000   FNMA, 6.25%, due 2/17/11                                   307,631
    500,000   FNMA, 5.375%, due 11/15/11                                 492,854
      4,801   GNMA, 11.00%, due 11/15/15                                   5,519
                                                                     -----------
                                                                       2,411,793
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================



                                      -7-


--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------




U.S. TREASURY NOTES - 10.83%
$   150,000   6.50%, due 8/15/05                                     $   162,310
  1,000,000   4.625%, due 5/15/06                                      1,020,626
    200,000   6.50%, due 10/15/06                                        218,156
  1,000,000   4.75%, due 11/15/08                                      1,005,118
    500,000   5.00%, due 8/15/11                                         499,180
                                                                     -----------
                                                                       2,905,390
                                                                     -----------

TOTAL U.S. GOVERNMENT SECURITIES
              (Cost $5,218,617)                                        5,317,183
                                                                     -----------


MONEY MARKET FUNDS - 0.54%
     72,864   Dreyfus Cash Management                                     72,864
     72,864   Highmark Diversified                                        72,864
                                                                     -----------

TOTAL MONEY MARKET FUNDS
  (Cost $145,728)                                                        145,728
                                                                     -----------

TOTAL INVESTMENTS
        (Cost $26,035,017)               98.91%                       26,520,916
Cash and other assets
        less liabilities                  1.09%                          290,954
                                        ------                       -----------

TOTAL NET ASSETS                        100.00%                      $26,811,870
                                        ======                       ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================



--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2002
                                   (Unaudited)
--------------------------------------------------------------------------------



                                                          EQUITY       INTERMEDIATE
                                                        GROWTH FUND      BOND FUND
                                                        -----------      ---------

ASSETS:
Investments in securities, at value (Cost $67,614,431
  and $26,035,017, respectively) (Note 2)               $ 61,349,820    $ 26,520,916
Receivable for fund shares sold                               66,396          59,050
Dividends and interest receivable                             54,179         328,402
Prepaid expenses                                              15,830          10,685
                                                        ------------    ------------

        Total Assets                                      61,486,225      26,919,053
                                                        ------------    ------------

LIABILITIES:
Accrued advisory fees (Note 3)                                33,524           8,543
Payable for fund shares repurchased                            1,144            --
Dividends payable                                               --            83,778
Accrued trustees' fees                                           633             296
Accrued expenses                                              20,820          14,566
                                                        ------------    ------------
        Total Liabilities                                     56,121         107,183
                                                        ------------    ------------
        Net Assets                                      $ 61,430,104    $ 26,811,870
                                                        ============    ============


NET ASSETS CONSIST OF:
Paid in capital                                         $ 73,294,965    $ 26,304,730
Accumulated net investment income (loss)                      (9,682)          2,850
Accumulated net realized gain (loss) from
investment transactions                                   (5,590,568)         18,391
Net unrealized appreciation (depreciation)
on investments                                            (6,264,611)        485,899
                                                        ------------    ------------
        Net Assets                                      $ 61,430,104    $ 26,811,870
                                                        ============    ============

Shares Outstanding                                         7,126,441       2,627,967
                                                        ============    ============

Net asset value and redemption price per share          $       8.62    $      10.20
                                                        ============    ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                            STATEMENTS OF OPERATIONS
                     For the six months ended May 31, 2002
                                   (Unaudited)
--------------------------------------------------------------------------------



                                                          EQUITY       INTERMEDIATE
                                                        GROWTH FUND      BOND FUND
                                                        -----------      ---------
INVESTMENT INCOME:
Interest                                                 $    16,992    $   711,049
Dividends                                                    308,638           --
                                                         -----------    -----------
        Total investment income                              325,630        711,049
                                                         -----------    -----------

EXPENSES:
Investment advisory fees (Note 3)                            228,362         63,728
Administration fees                                           47,503         38,327
Transfer agency fees                                          13,405         13,101
Legal fees                                                    12,342          5,185
Audit fees                                                     2,819          4,203
Registration & filing fees                                     3,232          3,109
Custody fees                                                   8,228          2,992
Insurance expense                                              5,609          2,095
Printing expense                                               2,964          1,130
Director fees                                                  1,722            732
Miscellaneous expenses                                           524            799
                                                         -----------    -----------
        Total expenses                                       326,710        135,401
                                                         -----------    -----------

        Net investment income (loss)                          (1,080)       575,648
                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS:
Net realized gain (loss) from investment transactions     (2,769,667)        21,504
Net change in unrealized appreciation (depreciation)
of investments for the period                             (1,289,785)       (76,020)
                                                         -----------    -----------

Net realized and unrealized gain (loss) on investments    (4,059,452)       (54,516)
                                                         -----------    -----------

Net increase (decrease) in net assets
resulting from operations                                $(4,060,532)   $   521,132
                                                         ===========    ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        FOR THE SIX    MARCH 1, 2001(1)
                                                        MONTHS ENDED       THROUGH
                                                        MAY 31, 2002    NOVEMBER 30, 2001
                                                        ------------   ------------------
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)                            $     (1,080)   $     19,510
Net realized gain (loss) from investment transactions     (2,769,667)     (2,820,901)
Net change in unrealized appreciation
(depreciation) for the period                             (1,289,785)     (4,974,826)
                                                        ------------    ------------
Net increase (decrease) in net assets
resulting from operations                                 (4,060,532)     (7,776,217)
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.01 and $0.00 per share, respectively)                    (28,112)           --
Distributions from net realized gains on investments            --              --
                                                        ------------    ------------
Total distributions to shareholders                          (28,112)           --
                                                        ------------    ------------

CAPITAL SHARE TRANSACTIONS:  (Note 4)                      7,784,925      65,430,040
                                                        ------------    ------------

Net increase (decrease) in net assets                      3,696,281      57,653,823

NET ASSETS:
Beginning of period                                       57,733,823          80,000
                                                        ------------    ------------

End of period (including undistributed net investment
income (loss) of $(9,682) and $19,510, respectively)    $ 61,430,104    $ 57,733,823
                                                        ============    ============
____________
(1) Prior to March 1, 2001, the Fund was organized as a Collective
    Investment Trust.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               INTERMEDIATE BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        FOR THE SIX    MARCH 1, 2001(1)
                                                        MONTHS ENDED       THROUGH
                                                        MAY 31, 2002    NOVEMBER 30, 2001
                                                        ------------   ------------------
                                                         (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)                            $    575,648    $    713,010
Net realized gain (loss) from investment transactions         21,504          (3,113)
Net change in unrealized appreciation
(depreciation) for the period                                (76,020)        561,919
                                                        ------------    ------------

Net increase (decrease) in net assets
resulting from operations                                    521,132       1,271,816
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.23 and $0.33 per share, respectively)                   (573,671)       (712,137)
Distributions from net realized gains on investments            --              --
                                                        ------------    ------------
Total distributions to shareholders                         (573,671)       (712,137)
                                                        ------------    ------------

CAPITAL SHARE TRANSACTIONS:  (Note 4)                      2,333,041      23,951,689
                                                        ------------    ------------

Net increase (decrease) in net assets                      2,280,502      24,511,368

NET ASSETS:
Beginning of period                                       24,531,368          20,000
                                                        ------------    ------------

End of period (including undistributed net investment
income (loss) of $2,850 and $873, respectively)         $ 26,811,870    $ 24,531,368
                                                        ============    ============
________________
(1) Prior to March 1, 2001, the Fund was organized as a Collective
    Investment Trust.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
             (For a fund share outstanding throughout each period)

                                                        FOR THE SIX    MARCH 1, 2001(1)
                                                       MONTHS ENDED       THROUGH
                                                       MAY 31, 2002   NOVEMBER 30, 2001
                                                       ------------   -----------------
                                                        (Unaudited)

Net asset value, beginning of period                  $        9.19     $       10.00
                                                      -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.00              0.00
Net realized and unrealized gains
(losses) on investments                                       (0.56)            (0.81)
                                                      -------------     -------------
Total from investment operations                              (0.56)            (0.81)
                                                      -------------     -------------

LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.01)             0.00
Distribution from net realized gains
from security transactions                                     0.00              0.00
                                                      -------------     -------------
Total distributions                                           (0.01)             0.00
                                                      -------------     -------------

Net asset value, end of period                        $        8.62     $        9.19
                                                      =============     =============

Total return(2)                                               (6.16)%           (8.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $      61,430     $      57,734
Ratios to average net assets(3):
        Expenses, before reimbursement                         1.07%             1.21%
        Expenses, including effect of reimbursement            1.07%             1.10%
        Net investment income, before reimbursement            0.00%            (0.06)%
        Net investment income, including
        effect of reimbursement                                0.00%             0.05%
Portfolio turnover rate                                       10.02%            20.05%

_____________

     (1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
     (2)  Not annualized for periods less than one year.
     (3)  Annualized for periods less than one year.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================



--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
             (For a fund share outstanding throughout each period)

                                                        FOR THE SIX    MARCH 1, 2001(1)
                                                       MONTHS ENDED       THROUGH
                                                       MAY 31, 2002   NOVEMBER 30, 2001
                                                       ------------   -----------------
                                                        (Unaudited)


Net asset value, beginning of period                  $       10.23     $       10.00
                                                      -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.23              0.33
Net realized and unrealized gains
(losses) on investments                                       (0.03)             0.23
                                                      -------------     -------------
Total from investment operations                               0.20              0.56
                                                      -------------     -------------


LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.23)            (0.33)
Distribution from net realized gains
from security transactions                                     0.00              0.00
                                                      -------------     -------------
Total distributions                                           (0.23)            (0.33)
                                                      -------------     -------------

Net asset value, end of period                        $       10.20     $       10.23
                                                      =============     =============

Total return(2)                                                1.96%             5.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $      26,812     $      24,531
Ratios to average net assets(3):
        Expenses, before reimbursement                         1.06%             1.27%
        Expenses, including effect of reimbursement            1.06%             1.25%
        Net investment income, before reimbursement            4.52%             4.43%
        Net investment income, including
        effect of reimbursement                                4.52%             4.45%
Portfolio turnover rate                                        6.86%            20.72%

_________________

     (1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
     (2)  Not annualized for periods less than one year.
     (3)  Annualized for periods less than one year.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
     The North Country Funds (the "Trust") was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the "Growth Fund") and the North Country Intermediate Bond Fund (the "Bond Fund", collectively the "Funds). The Growth Fund's principle investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

     The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

     SECURITY VALUATION - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Investments for which no sales are reported are valued at its last bid price. Securities for which current market quotations are not readily available, or securities where the last bid price does not accurately reflect the current value, are valued as determined in good faith under the procedures established by and under the general supervision of the Trust's Board of Trustees.


================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------



NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.

     Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS - The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains annually. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

     SECURITY TRANSACTIONS - Securities transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.


================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------


NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     The Trust has entered into an investment advisory agreement with North Country Investment Advisers, Inc. (the "Adviser"). Pursuant to the investment advisory agreement, the Adviser is responsible for formulating the Trust's investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively. For the six months ended May 31, 2002, the Adviser received advisory fees of $228,362 from the Equity Fund and $63,728 from the Bond Fund.

     The Adviser has voluntarily agreed to waive its advisory fee or, if necessary, to reimburse the Funds if and to the extent that the total annual operating expense ratio (excluding brokerage commissions, taxes, and extraordinary expenses) exceeds 1.10% and 1.25% of the average daily net assets of the Equity Fund and Bond Fund, respectively, through December 31, 2002. Under the terms of the Advisory Agreement, fees waived or expenses reimbursed by the Adviser are subject to reimbursement by the Fund up to five years from the date that the fee or expense was waived or reimbursed. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above. For the six months ended May 31, 2002, there was no expense reimbursement or recapture payments made for either Fund. As of May 31, 2002, the amounts of reimbursement subject to recapture by the Adviser are $42,130 and $2,747 for the Equity Fund and Bond Fund, respectively.

     Orbitex Fund Services, Inc., ("OFS", formerly American Data Services, Inc.) a subsidiary of Orbitex Financial Services Group, Inc., serves as administrator providing administration and accounting services to the Funds pursuant to an Administration and Accounting Agreement. Under the terms of such agreement, OFS is paid a monthly fee from each Fund that is based on a percentage of average daily net assets, subject to certain minimums. Each Fund also reimburses OFS for any out-of-pocket expenses.

     OFS, through its wholly owned subsidiary Orbitex Data Services, Inc., also serves as transfer and dividend-disbursing agent to the Funds. For its services as transfer and dividend-disbursing agent, OFS receives a monthly fee based upon the total number of accounts serviced, subject to certain minimums.

     The Trust has an agreement with Orbitex Fund Distributors, Inc., an affiliate of OFS, to serve as the principal underwriter and distributor for each Fund.

     Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.



================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

NOTE 4. FUND SHARE TRANSACTIONS
     At May 31, 2002, there were an unlimited number of shares authorized with no par value. Paid in capital for the Equity Fund and Bond Fund amounted to $73,294,965 and $26,304,730, respectively.

     Transactions in capital shares for the six months ended May 31, 2002 were as follows:

     EQUITY GROWTH FUND:
                                         FOR THE SIX MONTHS              MARCH 1, 2001*
                                               ENDED                        THROUGH
                                            MAY 31, 2002                NOVEMBER 30, 2001
                                       ---------------------          ----------------------
                                       SHARES         AMOUNT          SHARES          AMOUNT
                                       ------         ------          ------          ------

                                             (UNAUDITED)
Shares sold                            945,578    $  8,672,719       2,834,160    $ 27,152,042
Shares received upon conversion              0               0       3,837,100      42,133,175
Shares issued for reinvestment
        of dividends                         2              14               0               0
Shares redeemed                        (98,943)       (887,808)       (399,456)     (3,855,177)
                                       -------    ------------       ---------    ------------
Net increase                           846,637    $  7,784,925       6,271,804    $ 65,430,040
                                       =======    ============       =========    ============


     INTERMEDIATE BOND FUND:
                                        FOR THE SIX MONTHS              MARCH 1, 2001*
                                               ENDED                        THROUGH
                                            MAY 31, 2002                NOVEMBER 30, 2001
                                       ---------------------          ----------------------
                                       SHARES         AMOUNT          SHARES          AMOUNT
                                       ------         ------          ------          ------

                                             (UNAUDITED)
Shares sold                            331,582    $  3,349,975       1,077,806    $ 10,803,556
Shares received upon conversion              0               0       1,419,805      14,176,529
Shares issued for reinvestment
        of dividends                       887           8,943             293           2,971
Shares redeemed                       (101,497)     (1,025,877)       (102,909)     (1,031,367)
                                      --------   ------------       ---------    ------------
Net increase                           230,972    $  2,333,041       2,394,995    $ 23,951,689
                                      ========    ============       =========    ============

___________

     * Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.


================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

 NOTE 5. INVESTMENTS
     Investment transactions, excluding short-term securities, for the six months ended May 31, 2002 were as follows:

                                EQUITY                   INTERMEDIATE
                              GROWTH FUND                  BOND FUND

Purchases                    $  13,424,284               $   4,485,170
Sales                        $   5,940,809               $   1,697,653

     At May 31, 2002, net unrealized appreciation (depreciation) on investment securities was as follows:

                                                   EQUITY         INTERMEDIATE
                                                 GROWTH FUND       BOND FUND
                                                 -----------       ---------
Aggregate gross unrealized appreciation
        for all investments for which there was
        an excess of value over cost            $  4,499,380     $    567,507
Aggregate gross unrealized depreciation
        for all investments for which there
        was an excess of cost over value         (10,763,991)         (81,608)
                                                ------------     ------------

Net unrealized appreciation (depreciation)      $ (6,264,611)    $    485,899
                                                ============     ============

     The aggregate cost of securities for federal income tax purposes at May 31, 2002 is the same as for book purposes for both Funds.

NOTE 6. CARRYOVERS
     At November 30, 2001, the Equity Growth Fund had a net capital loss carryfoward of approximately $2,821,000 which expires in 2009.



================================================================================